United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/16

Date of Reporting Period: Six months ended 08/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2015
Share Class	Ticker
Institutional	FTRGX
Service	FTGSX

Federated Total Return Government Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2015, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Securities	31.1%
U.S. Government Agency Commercial Mortgage-Backed Securities	27.5%
U.S. Government Agency Securities	21.2%
U.S. Government Agency Mortgage-Backed Securities[2]	16.4%
Non- Agency Mortgage-Backed Securities	2.2%
Repurchase Agreements—Cash	7.0%
Repurchase Agreements—Collateral[3]	1.3%
Other Assets and Liabilities—Net[4]	(6.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
3	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—31.1%
		U.S. Treasury Bonds—10.6%
$7,067,698		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	$6,348,504
3,250,000	[1]	2.500%, 2/15/2045	2,942,900
6,500,000		2.750%, 8/15/2042	6,233,652
3,500,000		3.000%, 11/15/2044 - 5/15/2045	3,522,119
2,000,000		3.125%, 2/15/2043	2,059,727
18,250,000		3.625%, 8/15/2043	20,648,877
14,000,000		4.375%, 5/15/2041	17,775,352
2,250,000		4.625%, 2/15/2040	2,940,381
3,000,000		4.750%, 2/15/2041	4,009,219
		TOTAL	66,480,731
		U.S. Treasury Notes—20.5%
9,397,814		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	9,211,327
18,000,000		0.500%, 2/28/2017 - 4/30/2017	17,960,888
12,000,000		1.000%, 5/15/2018	11,996,560
21,000,000	[1]	1.375%, 2/29/2020 - 4/30/2020	20,895,108
9,000,000		1.500%, 11/30/2019	9,024,610
15,000,000	[1]	1.625%, 12/31/2019 - 11/15/2022	15,046,166
18,000,000		2.250%, 4/30/2021	18,469,551
13,000,000		2.500%, 5/15/2024	13,358,000
2,000,000		2.625%, 11/15/2020	2,095,585
10,000,000		2.750%, 2/15/2024	10,491,071
		TOTAL	128,548,866
		TOTAL U.S. TREASURY (IDENTIFIED COST $188,403,591)	195,029,597
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
68,096		2.215%, 7/1/2035	72,308
176,606		2.875%, 11/1/2035	188,120
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $243,527)	260,428
		GOVERNMENT AGENCIES—21.2%
		Federal Farm Credit System—0.9%
1,000,000		4.250%, 4/16/2018	1,081,935
2,000,000		5.050%, 8/1/2018	2,223,841
1,000,000		5.375%, 11/10/2020	1,180,357
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Farm Credit System—continued
$1,000,000		5.550%, 8/1/2017	$1,088,968
249,000		5.800%, 11/10/2021	303,702
		TOTAL	5,878,803
		Federal Home Loan Bank System—6.2%
10,000,000		0.625%, 5/30/2017	9,983,524
6,000,000		1.625%, 9/11/2020	5,981,266
1,000,000		2.125%, 6/10/2022	995,231
4,500,000		2.625%, 12/10/2021	4,648,133
10,000,000		3.625%, 3/12/2021	10,937,373
4,000,000		4.125%, 12/13/2019 - 3/13/2020	4,413,986
1,500,000		4.250%, 3/9/2018	1,619,418
		TOTAL	38,578,931
		Federal Home Loan Mortgage Corporation—3.7%
23,000,000		2.375%, 1/13/2022	23,367,975
70,000		6.750%, 9/15/2029	101,039
		TOTAL	23,469,014
		Federal National Mortgage Association—5.5%
2,500,000		0.875%, 12/20/2017	2,493,658
11,000,000		1.550%, 10/4/2019	10,961,654
6,000,000	[1]	1.625%, 1/21/2020	6,008,019
10,000,000		1.750%, 11/26/2019	10,076,032
5,000,000		2.625%, 9/6/2024	5,036,884
		TOTAL	34,576,247
		Tennessee Valley Authority Bonds—4.9%
2,000,000		5.250%, 9/15/2039	2,476,122
26,000,000		5.500%, 7/18/2017	28,218,091
		TOTAL	30,694,213
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $129,073,485)	133,197,208
		MORTGAGE-BACKED SECURITIES—6.3%
		Federal Home Loan Mortgage Corporation—0.1%
93,500		4.500%, 11/1/2018	97,232
236,770		5.500%, 11/1/2020	255,150
22,634		6.000%, 8/1/2017	23,477
108		6.500%, 12/1/2015	109
		TOTAL	375,968
		Federal National Mortgage Association—5.9%
35,000,000	[2]	3.500%, 9/1/2045	36,268,746
Semi-Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$311,068	5.000%, 10/1/2017 - 1/1/2035	$336,823
318,189	5.500%, 2/1/2023 - 6/1/2025	349,717
476,175	6.000%, 2/1/2026 - 1/1/2037	541,783
	TOTAL	37,497,069
	Government National Mortgage Association—0.3%
915,287	4.000%, 5/15/2025	966,272
265,647	5.000%, 3/15/2023	286,692
423,619	5.500%, 2/15/2023 - 5/15/2038	469,971
167,404	6.000%, 1/20/2029 - 3/15/2032	193,731
62,516	6.500%, 10/15/2031	73,024
20,139	7.500%, 10/15/2026 - 10/15/2027	24,007
	TOTAL	2,013,697
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $39,732,518)	39,886,734
	COMMERCIAL MORTGAGE-BACKED SECURITIES—27.5%
	Agency Commercial Mortgage-Backed Securities—27.5%
7,368,101	FHLMC REMIC KS02 A, 0.567%, 8/25/2023	7,368,066
3,820,999	FHLMC REMIC KF02 A1, 0.567%, 7/25/2020	3,831,140
9,676,046	FHLMC REMIC K017 A1, 1.891%, 12/25/2020	9,797,815
6,094,991	FHLMC REMIC K714 A1, 2.075%, 12/25/2019	6,210,152
7,000,000	FHLMC REMIC KSMC A2, 2.615%, 1/25/2023	7,015,626
20,500,000	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,225,860
12,865,116	FHLMC REMIC K014 A1, 2.788%, 10/25/2020	13,316,078
3,656,380	FHLMC REMIC K029 A1, 2.839%, 10/25/2022	3,803,491
14,213,459	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	14,750,146
19,124,815	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	19,969,361
1,000,000	FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,046,738
8,549,358	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	8,868,032
2,000,000	FHLMC REMIC K003 A4, 5.053%, 1/25/2019	2,209,677
10,286,930	FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	10,292,722
9,331,627	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	9,394,518
4,258,324	FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	4,310,440
7,870,730	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	7,972,990
650,000	FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	647,626
4,000,000	FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	4,063,159
16,000,000	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	16,464,872
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $170,289,298)	172,558,509
Semi-Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—12.3%
		Federal Home Loan Mortgage Corporation—1.1%
$97,124		REMIC 2411 FJ, 0.548%, 12/15/2029	$97,038
344,972		REMIC 2458 FB, 1.198%, 1/15/2032	352,819
51,002		REMIC 2534 FI, 1.098%, 2/15/2032	51,974
33,024		REMIC 2555 B, 4.250%, 1/15/2018	34,005
3,738,443		REMIC 2601 DA, 4.000%, 4/15/2023	3,951,544
2,331,862		REMIC 3322 FB, 0.588%, 5/15/2037	2,334,580
		TOTAL	6,821,960
		Federal National Mortgage Association—4.8%
2,278		REMIC 1988-16 B, 9.500%, 6/25/2018	2,410
1,065		REMIC 1989-35 G, 9.500%, 7/25/2019	1,157
788,817		REMIC 1999-51 F, 0.698%, 9/17/2029	793,178
20,301		REMIC 2003-16 CB, 4.000%, 2/25/2033	20,749
428,849		REMIC 2006-58 FP, 0.499%, 7/25/2036	429,578
711,861		REMIC 2006-85 PF, 0.579%, 9/25/2036	717,393
1,046,145		REMIC 2007-46 FA, 0.569%, 5/25/2037	1,047,355
1,177,400		REMIC 2008-17 PA, 4.500%, 10/25/2037	1,234,880
2,223,894		REMIC 2009-14 PB, 3.500%, 3/25/2024	2,319,724
11,749,512		REMIC 2012-116 FA, 0.499%, 10/25/2042	11,726,780
11,627,924		REMIC 2012-119 FB, 0.549%, 11/25/2042	11,567,475
321,016		REMIC 370 F21, 0.499%, 6/25/2036	321,454
		TOTAL	30,182,133
		Government National Mortgage Association—4.2%
26,365,600		REMIC 2013-H16 FA, 0.728%, 7/20/2063	26,449,443
		Non-Agency Mortgage—2.2%
13,601,388	[3,4]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	13,444,638
307,777	[3,4]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	296,566
		TOTAL	13,741,204
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $77,291,531)	77,194,740
		REPURCHASE AGREEMENTS—8.3%
44,093,000	[5]	Interest in $630,000,000 joint repurchase agreement 0.14%, dated 8/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $630,002,450 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $648,902,524.	44,093,000
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$8,128,000	Interest in $630,000,000 joint repurchase agreement 0.14%, dated 8/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $630,002,450 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $648,902,524 (purchased with proceeds from securities lending collateral).	$8,128,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	52,221,000
	TOTAL INVESTMENTS—106.7% (IDENTIFIED COST $657,254,950)[6]	670,348,216
	OTHER ASSETS AND LIABILITIES - NET—(6.7)%[7]	(42,342,068)
	TOTAL NET ASSETS—100%	$628,006,148
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $13,741,204, which represented 2.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $13,741,204, which represented 2.2% of total net assets.
5	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
6	The cost of investments for federal tax purposes amounts to $657,254,947.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2015	Year Ended February 28 or 29,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.20	$11.04	$11.51	$11.80	$11.27	$11.32
Income From Investment Operations:
Net investment income	0.18	0.20	0.20	0.24	0.27	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	0.18	(0.32)	0.04	0.63	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.38	(0.12)	0.28	0.90	0.35
Less Distributions:
Distributions from net investment income	(0.17)	(0.20)	(0.20)	(0.24)	(0.27)	(0.30)
Distributions from net realized gain on investments and futures contracts	(0.08)	(0.02)	(0.15)	(0.33)	(0.10)	(0.10)
TOTAL DISTRIBUTIONS	(0.25)	(0.22)	(0.35)	(0.57)	(0.37)	(0.40)
Net Asset Value, End of Period	$11.00	$11.20	$11.04	$11.51	$11.80	$11.27
Total Return[1]	(0.22)%	3.50%	(1.02)%	2.40%	8.08%	3.11%
Ratios to Average Net Assets:
Net expenses	0.31%[2]	0.31%	0.31%	0.31%	0.28%	0.28%
Net investment income	1.79%[2]	1.84%	1.77%	1.95%	2.22%	2.60%
Expense waiver/reimbursement[3]	0.19%[2]	0.19%	0.18%	0.16%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$501,484	$509,697	$542,747	$864,400	$691,854	$672,907
Portfolio turnover	33%	58%	49%	89%	152%	68%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	25%	54%	44%	40%	103%	68%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2015	Year Ended February 28 or 29,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.20	$11.04	$11.51	$11.80	$11.27	$11.32
Income From Investment Operations:
Net investment income	0.16	0.17	0.16	0.20	0.23	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.18	(0.32)	0.04	0.63	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.35	(0.16)	0.24	0.86	0.32
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.16)	(0.20)	(0.23)	(0.27)
Distributions from net realized gain on investments and futures contracts	(0.08)	(0.02)	(0.15)	(0.33)	(0.10)	(0.10)
TOTAL DISTRIBUTIONS	(0.24)	(0.19)	(0.31)	(0.53)	(0.33)	(0.37)
Net Asset Value, End of Period	$11.00	$11.20	$11.04	$11.51	$11.80	$11.27
Total Return[1]	(0.39)%	3.15%	(1.36)%	2.05%	7.71%	2.76%
Ratios to Average Net Assets:
Net expenses	0.65%[2]	0.65%	0.65%	0.65%	0.62%	0.62%
Net investment income	1.45%[2]	1.49%	1.42%	1.61%	1.74%	2.26%
Expense waiver/reimbursement[3]	0.34%[2]	0.34%	0.33%	0.32%	0.33%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,522	$133,013	$138,193	$278,256	$622,581	$158,495
Portfolio turnover	33%	58%	49%	89%	152%	68%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	25%	54%	44%	40%	103%	68%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $7,802,377 of securities loaned (identified cost $657,254,950)		$670,348,216
Income receivable		2,039,441
Receivable for investments sold		7,256,984
Receivable for shares sold		847,951
TOTAL ASSETS		680,492,592
Liabilities:
Payable for investments purchased	$36,393,299
Payable for shares redeemed	459,333
Bank overdraft	7,256,257
Payable for collateral due to broker for securities lending	8,128,000
Income distribution payable	116,709
Payable for Directors'/Trustees' fees (Note 5)	541
Payable for distribution services fee (Note 5)	9,746
Payable for other service fees (Notes 2 and 5)	28,558
Accrued expenses (Note 5)	94,001
TOTAL LIABILITIES		52,486,444
Net assets for 57,080,687 shares outstanding		$628,006,148
Net Assets Consist of:
Paid-in capital		$615,290,996
Net unrealized appreciation of investments		13,093,266
Accumulated net realized loss on investments and futures contracts		(718,662)
Undistributed net investment income		340,548
TOTAL NET ASSETS		$628,006,148
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$501,483,753 ÷ 45,580,924 shares outstanding, no par value, unlimited shares authorized		$11.00
Service Shares:
$126,522,395 ÷ 11,499,763 shares outstanding, no par value, unlimited shares authorized		$11.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2015 (unaudited)
Investment Income:
Interest (including income on securities loaned of $21,592)			$6,741,298
Expenses:
Investment adviser fee (Note 5)		$957,279
Administrative fee (Note 5)		249,743
Custodian fees		15,101
Transfer agent fee		238,314
Directors'/Trustees' fees (Note 5)		5,493
Auditing fees		13,699
Legal fees		3,879
Portfolio accounting fees		77,203
Distribution services fee (Note 5)		162,486
Other service fees (Notes 2 and 5)		156,838
Share registration costs		15,263
Printing and postage		13,582
Miscellaneous (Note 5)		8,210
TOTAL EXPENSES		1,917,090
Waivers (Note 5):
Waiver of investment adviser fee	$(592,941)
Waiver of other operating expenses	(98,343)
TOTAL WAIVERS		(691,284)
Net expenses			1,225,806
Net investment income			5,515,492
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,270,974
Net realized gain on futures contracts			29,334
Net change in unrealized appreciation of investments			(9,541,364)
Net change in unrealized depreciation of futures contracts			126,764
Net realized and unrealized loss on investments and futures contracts			(7,114,292)
Change in net assets resulting from operations			$(1,598,800)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2015	Year Ended 2/28/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,515,492	$12,085,077
Net realized gain on investments and futures contracts	2,300,308	8,456,668
Net change in unrealized appreciation/depreciation of investments and futures contracts	(9,414,600)	2,347,225
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,598,800)	22,888,970
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,349,700)	(10,066,420)
Service Shares	(893,079)	(2,020,986)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(3,637,318)	(957,192)
Service Shares	(922,629)	(237,038)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,802,726)	(13,281,636)
Share Transactions:
Proceeds from sale of shares	61,001,616	142,387,574
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Intermediate Government Fund	—	26,211,166
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Intermediate Government Income Fund	—	51,469,300
Net asset value of shares issued to shareholders in payment of distributions declared	8,394,464	11,366,342
Cost of shares redeemed	(72,698,153)	(279,272,099)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,302,073)	(47,837,717)
Change in net assets	(14,703,599)	(38,230,383)
Net Assets:
Beginning of period	642,709,747	680,940,130
End of period (including undistributed net investment income of $340,548 and $67,835, respectively)	$628,006,148	$642,709,747
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2015 (unaudited)
1. ORGANIZATION
Federated Total Return Government Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to pursue total return consistent with current income.
On June 13, 2014, the Fund acquired all of the net assets of Federated Intermediate Government Fund in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Federated Intermediate Government Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Intermediate Government Fund, Institutional Shares exchanged, a shareholder received 0.916 shares of the Fund's Institutional Shares.
For every one share of Federated Intermediate Government Fund, Service Shares exchanged, a shareholder received 0.916 shares of the Fund's Service Shares.
The Fund received net assets from the Federated Intermediate Government Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Intermediate Government Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,374,195	$26,211,166	$248,252	$702,028,800	$728,239,966
1	Unrealized Appreciation is included in the Federated Intermediate Government Fund Net Assets Received amount shown above.

Assuming the acquisition had been completed on March 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended February 28, 2015, are as follows:
Net investment income*	$12,169,897
Net realized and unrealized gain on investments	$10,755,935
Net increase in net assets resulting from operations	$22,925,832
*	Net investment income reflects $8,878 of pro forma additional expenses.
Semi-Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Federated Intermediate Government Fund that have been included in the Funds's Statement of Changes in Net Assets as of February 28, 2015.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Intermediate Government Income Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Intermediate Government Income Fund, Trust Shares exchanged, a shareholder received 0.952 shares of the Fund's Institutional Shares.
For every one share of Intermediate Government Income Fund, Class A Shares exchanged, a shareholder received 0.951 shares of the Fund's Service Shares.
The Fund received net assets from the Intermediate Government Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Intermediate Government Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,645,211	$51,469,300	$2,916,782	$656,026,520	$707,495,820
1	Unrealized Appreciation is included in the Intermediate Government Income Fund Net Assets Received amount shown above.

Assuming the acquisition had been completed on March 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended February 28, 2015, are as follows:
Net investment income*	$12,474,1378
Net realized and unrealized gain on investments	$11,273,336
Net increase in net assets resulting from operations	$23,747,474
*	Net investment income reflects $118,195 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Intermediate Government Income Fund that have been included in the Fund's Statement of Changes in Net Assets as of February 28, 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Semi-Annual Shareholder Report

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustee.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees and other service fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$156,838
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At August 31, 2015, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,340,246 and $3,255,167, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of August 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$7,802,377	$8,128,000
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$29,334

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$126,764
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2015		Year Ended 2/28/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,425,137	$49,251,229	10,171,132	$113,091,700
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Intermediate Government Fund	—	—	693,097	7,651,850
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Intermediate Government Income Fund	—	—	4,292,356	47,559,636
Shares issued to shareholders in payment of distributions declared	609,747	6,728,204	845,886	9,398,671
Shares redeemed	(4,967,078)	(55,074,008)	(19,629,357)	(218,479,481)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	67,806	$905,425	(3,626,886)	$(40,777,624)

	Six Months Ended 8/31/2015		Year Ended 2/28/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,061,247	$11,750,387	2,638,661	$29,295,874
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Intermediate Government Fund	—	—	1,681,098	18,559,316
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Intermediate Government Income Fund	—	—	352,855	3,909,664
Shares issued to shareholders in payment of distributions declared	151,114	1,666,260	177,042	1,967,671
Shares redeemed	(1,589,718)	(17,624,145)	(5,485,345)	(60,792,618)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(377,357)	$(4,207,498)	(635,689)	$(7,060,093)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(309,551)	$(3,302,073)	(4,262,575)	$(47,837,717)
4. FEDERAL TAX INFORMATION
At August 31, 2015, the cost of investments for federal tax purposes was $657,254,947. The net unrealized appreciation of investments for federal tax purposes was $13,093,269. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,693,299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,600,030.
As of February 28, 2015 for federal income tax purposes, the Fund had $3,037,284 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2015, the Adviser voluntarily waived $592,941 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$162,486	$(98,343)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2015, FSC retained $64,143 of fees paid by the Fund.
Other Service Fees
For the six months ended August 31, 2015, FSSC received $1,638 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.31% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations and dollar-roll transactions, for the six months ended August 31, 2015, were as follows:
Purchases	$4,016,190
Sales	$—
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2015, there were no outstanding loans. During the six months ended August 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2015, there were no outstanding loans. During the six months ended August 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2015 to August 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$997.80	$1.56
Service Shares	$1,000	$996.10	$3.26
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.58	$1.58
Service Shares	$1,000	$1,021.87	$3.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Total Return Government Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31429A105
CUSIP 31429A204
G01393-01 (10/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015